UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

     /s/  Gerald Hill     Souderton, PA     November 03, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     72

Form13F Information Table Value Total:     $190,943 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2437    42323 SH       OTHER                   42323        0        0
ADOBE SYS INC                  COM              00724F101     2239    56736 SH       OTHER                   56736        0        0
AETNA INC NEW                  COM              00817Y108     2323    64328 SH       OTHER                   64328        0        0
AIR PRODS & CHEMS INC          COM              009158106     3555    51902 SH       OTHER                   51902        0        0
ALLSTATE CORP                  COM              020002101     2905    62985 SH       OTHER                   62985        0        0
AMGEN INC                      COM              031162100     1449    24447 SH       OTHER                   24447        0        0
ANADARKO PETE CORP             COM              032511107     2860    58959 SH       OTHER                   58959        0        0
APACHE CORP                    COM              037411105     3008    28846 SH       OTHER                   28846        0        0
APPLE INC                      COM              037833100     2443    21492 SH       OTHER                   21492        0        0
AT&T INC                       COM              00206R102     2739    98102 SH       OTHER                   98102        0        0
BANK OF AMERICA CORPORATION    COM              060505104     2894    82682 SH       OTHER                   82682        0        0
BB&T CORP                      COM              054937107      948    25081 SH       OTHER                   25081        0        0
BECTON DICKINSON & CO          COM              075887109     2298    28635 SH       OTHER                   28635        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2156    42271 SH       OTHER                   42271        0        0
CATERPILLAR INC DEL            COM              149123101     1338    22442 SH       OTHER                   22442        0        0
CHEVRON CORP NEW               COM              166764100      387     4691 SH       OTHER                    4691        0        0
CISCO SYS INC                  COM              17275R102     2497   110690 SH       OTHER                  110690        0        0
CITIGROUP INC                  COM              172967101     2167   105668 SH       OTHER                  105668        0        0
COCA COLA CO                   COM              191216100      273     5154 SH       OTHER                    5154        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1484    75256 SH       OTHER                   75256        0        0
CONOCOPHILLIPS                 COM              20825C104     3279    44763 SH       OTHER                   44763        0        0
CVS CAREMARK CORPORATION       COM              126650100     2600    77230 SH       OTHER                   77230        0        0
DISNEY WALT CO                 COM DISNEY       254687106     1945    63369 SH       OTHER                   63369        0        0
E M C CORP MASS                COM              268648102     1290   107863 SH       OTHER                  107863        0        0
EATON CORP                     COM              278058102      365     6494 SH       SOLE                     6494        0        0
EBAY INC                       COM              278642103     1342    59965 SH       OTHER                   59965        0        0
EXELON CORP                    COM              30161N101     2765    44156 SH       OTHER                   44156        0        0
EXXON MOBIL CORP               COM              30231G102     6244    80402 SH       OTHER                   80402        0        0
FRANKLIN RES INC               COM              354613101     2067    23457 SH       OTHER                   23457        0        0
GENERAL ELECTRIC CO            COM              369604103     3353   131507 SH       OTHER                  131507        0        0
GENERAL MLS INC                COM              370334104     2237    32553 SH       OTHER                   32553        0        0
GILEAD SCIENCES INC            COM              375558103     1125    24654 SH       OTHER                   24654        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     2293    52768 SH       OTHER                   52768        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1442    11264 SH       OTHER                   11264        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109     4320   254432 SH       OTHER                  254432        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      407    32405 SH       OTHER                   32405        0        0
HEWLETT PACKARD CO             COM              428236103     2456    53119 SH       OTHER                   53119        0        0
HONEYWELL INTL INC             COM              438516106     2501    60193 SH       OTHER                   60193        0        0
INTEL CORP                     COM              458140100     1872    99920 SH       OTHER                   99920        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3064    26194 SH       OTHER                   26194        0        0
JOHNSON & JOHNSON              COM              478160104     2812    40587 SH       OTHER                   40587        0        0
JPMORGAN & CHASE & CO          COM              46625H100      222     4748 SH       OTHER                    4748        0        0
KIMBERLY CLARK CORP            COM              494368103     2390    36861 SH       OTHER                   36861        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2669    27150 SH       OTHER                   27150        0        0
LOCKHEED MARTIN CORP           COM              539830109      234     2130 SH       OTHER                    2130        0        0
MCDONALDS CORP                 COM              580135101     1997    32364 SH       OTHER                   32364        0        0
MCGRAW HILL COS INC            COM              580645109     1507    47672 SH       OTHER                   47672        0        0
MERCK & CO INC                 COM              589331107      468    14814 SH       OTHER                   14814        0        0
MORGAN STANLEY                 COM NEW          617446448     1431    62214 SH       OTHER                   62214        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108      859    58869 SH       OTHER                   58869        0        0
NIKE INC                       CL B             654106103     2235    33409 SH       OTHER                   33409        0        0
NORFOLK SOUTHERN CORP          COM              655844108     3157    47680 SH       OTHER                   47680        0        0
PARKER HANNIFIN CORP           COM              701094104      286     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     3229    45302 SH       OTHER                   45302        0        0
PNC FINL SVCS GROUP INC        COM              693475105      938    12560 SH       OTHER                   12560        0        0
PPL CORP                       COM              69351T106     4356   117658 SH       OTHER                  117658        0        0
PROCTER & GAMBLE CO            COM              742718109     3564    51147 SH       OTHER                   51147        0        0
QUALCOMM INC                   COM              747525103     2428    56512 SH       OTHER                   56512        0        0
ROYAL BANCSHARES PA INC        CL A             780081105       68    12740 SH       SOLE                    12740        0        0
SCHLUMBERGER LTD               COM              806857108     2649    33922 SH       OTHER                   33922        0        0
SELECTIVE INS GROUP INC        COM              816300107     1430    62388 SH       OTHER                   62388        0        0
STATE STR CORP                 COM              857477103     1943    34166 SH       OTHER                   34166        0        0
STRYKER CORP                   COM              863667101     1747    28037 SH       OTHER                   28037        0        0
SUSQUEHANNA BANCSHARES INC P   COM              869099101      282    14423 SH       OTHER                   14423        0        0
SYSCO CORP                     COM              871829107     2109    68423 SH       OTHER                   68423        0        0
TEXAS INSTRS INC               COM              882508104     1725    80235 SH       OTHER                   80235        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2948    49082 SH       OTHER                   49082        0        0
UNIVEST CORP PA                COM              915271100    43825  1184467 SH       OTHER                 1184467        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     2251    74285 SH       OTHER                   74285        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2411    75132 SH       OTHER                   75132        0        0
WACHOVIA CORP NEW              COM              929903102      235    67075 SH       OTHER                   67075        0        0
WELLS FARGO & CO NEW           COM              949746101     3171    84483 SH       OTHER                   84483        0        0